Derivatives (Schedule Of Fair Value Of Derivative Assets And Liabilities) (Details) - Other Current Assets [Member] - Total Commodity Derivatives [Member] - USD ($) $ in Thousands	Mar. 31, 2015		Dec. 31, 2014
Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 839		$ 16,383
Derivative Asset, Fair Value, Gross Liability	(839)		(2,310)
Derivative Liability, Fair Value, Gross Liability	(2,067)	[1]	(2,310)
Derivative Liability, Fair Value, Gross Asset	2,067	[1]	2,310
Derivative Liability	0		0
Derivative Asset	0		14,073
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	61		0
Derivative Asset, Fair Value, Gross Liability	(61)		0
Derivative Liability, Fair Value, Gross Liability	(797)	[1]	0
Derivative Liability, Fair Value, Gross Asset	797	[1]	0
Derivative Liability	0		0
Derivative Asset	$ 0		$ 0

[1]	(1)These derivative liabilities have been funded with margin deposits recorded in our Unaudited Condensed Consolidated Balance Sheets under Current Assets - Other.